SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

Xtrackers Emerging Markets Bond – Interest Rate Hedged ETF (EMIH)
Xtrackers High Yield Corporate Bond – Interest Rate Hedged ETF (HYIH)
Xtrackers Investment Grade Bond – Interest Rate Hedged ETF (IGIH)
Effective May 12, 2020, Xtrackers Emerging Markets Bond – Interest Rate Hedged ETF has changed its investment strategy and its name to Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF and is no longer offered by this Prospectus, dated October 1, 2019, as supplemented, or this Statement of Additional Information, dated October 1, 2019, as revised February 4, 2020, as supplemented. All references to Xtrackers Emerging Markets Bond – Interest Rate Hedged ETF are hereby removed from this Prospectus and Statement of Additional Information.
Effective May 12, 2020, Xtrackers High Yield Corporate Bond – Interest Rate Hedged ETF has changed its investment strategy and its name to Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF and is no longer offered by this Prospectus, dated October 1, 2019, as supplemented, or this Statement of Additional Information, dated October 1, 2019, as revised February 4, 2020, as supplemented. All references to Xtrackers High Yield Corporate Bond – Interest Rate Hedged ETF are hereby removed from this Prospectus and Statement of Additional Information.
Effective May 12, 2020, Xtrackers Investment Grade Bond – Interest Rate Hedged ETF has changed its investment strategy and its name to Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF and is no longer offered by this Prospectus, dated October 1, 2019, as supplemented, or this Statement of Additional Information, dated October 1, 2019, as revised February 4, 2020, as supplemented. All references to Xtrackers Investment Grade Bond – Interest Rate Hedged ETF are hereby removed from this Prospectus and Statement of Additional Information.
Effective May 12, 2020, Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF, Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF and Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF are offered in separate Prospectuses and Statements of Additional Information, each dated May 12, 2020. You can find the funds’ current Prospectuses and Statement of Additional Information online at go.dws.com/ETFpros. You can also get this information at no cost by e-mailing a request to dbxquestions@list.db.com, calling 1-855-329-3837 or asking your financial representative.
Please Retain This Supplement for Future Reference
May 12, 2020
PRO_SAISTKR20-08